Statements of Financial Condition (USD $)	Dec. 31, 2013	Dec. 31, 2012
Trading Equity:
Unrestricted cash	$ 33,438,396	$ 40,334,590
Restricted cash	4,375,504	4,973,503
Total cash	37,813,900	45,308,093
Net unrealized gain/(loss) on open contracts	(1,225,581)	(1,105,501)
Total Trading Equity	36,588,319	44,202,592
Interest receivable (MS&Co. & Morgan Stanley Wealth Management)	329	1,281
Total Assets	36,588,648	44,203,873
LIABILTIES
Redemptions payable	710,361	1,086,272
Accrued brokerage fees (MS&Co.)	183,426	212,416
Accrued management fees	61,142	70,805
Total Liabilities	954,929	1,369,493
PARTNERS' CAPITAL
Limited Partners	35,145,985	42,313,890
General Partner	487,734	520,490
Total Partners' Capital	35,633,719	42,834,380
Total Liabilities and Partners' Capital	36,588,648	44,203,873
NET ASSET VALUE PER UNIT (in dollars per unit)	$ 10.54	$ 9.69
Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Trading Equity:
Unrestricted cash	38,868,711	57,406,016
Restricted cash	5,166,478	6,014,943
Total cash	44,035,189	63,420,959
Net unrealized gain/(loss) on open contracts	2,823,891	1,617,474
Total Trading Equity	46,859,080	65,038,433
Interest receivable (MS&Co. & Morgan Stanley Wealth Management)	421	1,952
Total Assets	46,859,501	65,040,385
LIABILTIES
Redemptions payable	870,773	1,338,507
Accrued brokerage fees (MS&Co.)	233,413	321,906
Accrued management fees	58,353	80,476
Total Liabilities	1,162,539	1,740,889
PARTNERS' CAPITAL
Limited Partners	45,112,052	62,561,958
General Partner	584,910	737,538
Total Partners' Capital	45,696,962	63,299,496
Total Liabilities and Partners' Capital	46,859,501	65,040,385
NET ASSET VALUE PER UNIT (in dollars per unit)	$ 16.27	$ 17.83
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Trading Equity:
Unrestricted cash	32,286,024	39,819,633
Restricted cash	4,343,853	5,368,625
Total cash	36,629,877	45,188,258
Net unrealized gain/(loss) on open contracts	1,791,720	687,712
Total Trading Equity	38,421,597	45,875,970
Interest receivable (MS&Co. & Morgan Stanley Wealth Management)	429	1,724
Total Assets	38,422,026	45,877,694
LIABILTIES
Redemptions payable	788,828	2,049,355
Accrued brokerage fees (MS&Co.)	189,910	224,040
Accrued management fees	47,478	56,010
Total Liabilities	1,026,216	2,329,405
PARTNERS' CAPITAL
Limited Partners	36,905,030	43,017,920
General Partner	490,780	530,369
Total Partners' Capital	37,395,810	43,548,289
Total Liabilities and Partners' Capital	38,422,026	45,877,694
NET ASSET VALUE PER UNIT (in dollars per unit)	$ 12.22	$ 11.37
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | MS&Co. [Member]
Trading Equity:
Net unrealized gain/(loss) on open contracts	1,791,720	843,619
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | MSIP [Member]
Trading Equity:
Net unrealized gain/(loss) on open contracts	$ 0	$ (155,907)